Regulated Operations Plant and Leases - Schedule of Regulated Operations Plant (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 10,789,690	$ 8,384,000
Less: accumulated depreciation	(3,397,736)	(2,419,348)
Construction work in progress	202,068	211,429
Net regulated operations plant	7,594,022	6,176,081
Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	8,901,575	8,384,000
Less: accumulated depreciation	(2,538,508)	(2,419,348)
Construction work in progress	183,485	211,429
Net regulated operations plant	6,546,552	6,176,081
Storage
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	437,793	101,203
Storage | Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	103,874	101,203
Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	1,917,529	400,657
Transmission | Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	397,590	400,657
Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	7,506,489	7,078,656
Distribution | Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	7,506,489	7,078,656
General
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	530,346	515,879
General | Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	496,643	515,879
Software and software-related intangibles
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	380,372	270,883
Software and software-related intangibles | Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	380,372	270,883
Other
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	17,161	16,722
Other | Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 16,607	$ 16,722